PROPERTY, PLANT AND EQUIPMENT - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 8,623,405	$ 7,636,932
Less accumulated depreciation and amortization	(2,599,579)	(1,039,297)
Property, plant and equipment, net	6,023,826	6,597,635
Customer premise equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,093,726	871,049
Customer premise equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Customer premise equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Headends and related equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,626,293	1,482,631
Headends and related equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Headends and related equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Infrastructure
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,003,845	3,740,494
Infrastructure | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Infrastructure | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 918,298	735,012
Equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Construction in progress (including materials and supplies)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 240,496	84,321
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 52,545	45,576
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	12 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 138,147	135,488
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 394,421	390,337
Buildings and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Buildings and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 108,071	104,309
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 47,563	$ 47,715